Average Annual Total Returns{- Fidelity® Limited Term Government Fund} - 11.30 Fidelity Limited Term Government Fund - PRO-07 - Fidelity® Limited Term Government Fund	Fidelity Limited Term Government Fund-Default Return Before Taxes Past 1 year	Fidelity Limited Term Government Fund-Default Return Before Taxes Past 5 years	Fidelity Limited Term Government Fund-Default Return Before Taxes Past 10 years	Fidelity Limited Term Government Fund-Default After Taxes on Distributions Past 1 year	Fidelity Limited Term Government Fund-Default After Taxes on Distributions Past 5 years	Fidelity Limited Term Government Fund-Default After Taxes on Distributions Past 10 years	Fidelity Limited Term Government Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Limited Term Government Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Limited Term Government Fund-Default After Taxes on Distributions and Sales Past 10 years	LB069 Past 1 year	LB069 Past 5 years	LB069 Past 10 years
Total	3.91%	1.98%	1.52%	3.37%	1.41%	1.03%	2.31%	1.27%	0.99%	4.34%	2.35%	1.79%